Fair Value (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Financial instruments measured at fair value and categorized between Levels 1, 2 and 3
At December 31, 2017 and 2016, the Company’s financial instruments measured at fair value were classified between Levels 1, 2 and 3 as follows (in thousands of U.S. dollars):

December 31, 2017	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities
U.S. government and government sponsored enterprises	$—	$2,205,964	$—	$2,205,964
U.S. states, territories and municipalities	—	561,505	128,806	690,311
Non-U.S. sovereign government, supranational and government related	—	1,750,770	—	1,750,770
Corporate bonds	—	6,128,636	—	6,128,636
Asset-backed securities	—	30,965	20,738	51,703
Residential mortgage-backed securities	—	1,822,725	—	1,822,725
Other mortgage-backed securities	—	4,750	—	4,750
Fixed maturities	$—	$12,505,315	$149,544	$12,654,859
Short-term investments	$—	$4,400	$—	$4,400
Equities
Finance	$11,115	$1	$21,926	$33,042
Industrials	16,534	—	—	16,534
Technology	1,990	—	10,961	12,951
Insurance	—	7,558	—	7,558
Communications	3,215	—	—	3,215
Consumer cyclical	2,170	—	—	2,170
Consumer noncyclical	897	—	—	897
Other	3,493	—	—	3,493
Mutual funds and exchange traded funds	—	—	558,736	558,736
Equities	$39,414	$7,559	$591,623	$638,596
Other invested assets
Derivative assets
Foreign exchange forward contracts	$—	$8,559	$—	$8,559
Futures contracts	3,367	—	—	3,367
Insurance-linked securities	—	—	11,985	11,985
Total return swaps	—	—	2,505	2,505
TBAs	—	391	—	391
Other
Corporate loans	—	—	205,331	205,331
Notes and loan receivables and notes securitization	—	3,425	108,563	111,988
Private equities	—	—	331,932	331,932
Derivative liabilities
Foreign exchange forward contracts	—	(20,328)	—	(20,328)
Total return swaps	—	—	(3,269)	(3,269)
Interest rate swaps	—	(12,298)	—	(12,298)
TBAs	—	(591)	—	(591)
Other invested assets	$3,367	$(20,842)	$657,047	$639,572
Funds held–directly managed
U.S. government and government sponsored enterprises	$—	$161,023	$—	$161,023
Non-U.S. sovereign government, supranational and government related	—	95,812	—	95,812
Corporate bonds	—	41,090	—	41,090
Short-term investments	—	453	—	453
Other invested assets	—	—	2,067	2,067
Funds held–directly managed	$—	$298,378	$2,067	$300,445
Total	$42,781	$12,794,810	$1,400,281	$14,237,872

December 31, 2016	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities
U.S. government and government sponsored enterprises	$—	$3,541,433	$—	$3,541,433
U.S. states, territories and municipalities	—	560,728	123,827	684,555
Non-U.S. sovereign government, supranational and government related	—	1,136,034	—	1,136,034
Corporate	—	5,705,522	—	5,705,522
Asset-backed securities	—	24,709	99,351	124,060
Residential mortgage-backed securities	—	2,240,897	—	2,240,897
Fixed maturities	$—	$13,209,323	$223,178	$13,432,501
Short-term investments	$—	$21,697	$—	$21,697
Equities
Finance	$973	$4,960	$20,934	$26,867
Technology	—	—	9,800	9,800
Insurance	—	1,800	—	1,800
Consumer noncyclical	6	—	—	6
Mutual funds and exchange traded funds	—	—	153	153
Equities	$979	$6,760	$30,887	$38,626
Other invested assets
Derivative assets
Foreign exchange forward contracts	$—	$5,263	$—	$5,263
Insurance-linked securities	—	—	10,130	10,130
Total return swaps	—	—	1,989	1,989
TBAs	—	1,369	—	1,369
Other
Notes and loan receivables and notes securitization	—	1,500	141,693	143,193
Private equities	—	—	305,729	305,729
Derivative liabilities
Foreign exchange forward contracts	—	(7,142)	—	(7,142)
Insurance-linked securities	—	—	(97)	(97)
Total return swaps	—	—	(3,217)	(3,217)
Interest rate swaps	—	(13,403)	—	(13,403)
TBAs	—	(185)	—	(185)
Other invested assets	$—	$(12,598)	$456,227	$443,629
Funds held–directly managed
U.S. government and government sponsored enterprises	$—	$171,975	$—	$171,975
Non-U.S. sovereign government, supranational and government related	—	104,512	—	104,512
Corporate bonds	—	71,365	—	71,365
Short-term investments	—	1,603	—	1,603
Other invested assets	—	—	4,540	4,540
Funds held–directly managed	$—	$349,455	$4,540	$353,995
Total	$979	$13,574,637	$714,832	$14,290,448

Reconciliation of beginning and ending balances for all financial instruments measured at fair value using Level 3 inputs
The reconciliations of the beginning and ending balances for all financial instruments measured at fair value using Level 3 inputs for the years ended December 31, 2017 and 2016, were as follows (in thousands of U.S. dollars):

For the year ended December 31, 2017	Balance at beginning of year	Realized and unrealized investment gains (losses) included in net income	Purchases and issuances (1)	Settlements and sales (2)	Net transfers into (out of) Level 3	Balance at end of year	Change in unrealized investment gains (losses) relating to assets held at end of year
Fixed maturities
U.S. states, territories and municipalities	$123,827	$5,804	$—	$(825)	$—	$128,806	$5,804
Asset-backed securities	99,351	3,300	1,360	(83,273)	—	20,738	1,316
Fixed maturities	$223,178	$9,104	$1,360	$(84,098)	$—	$149,544	$7,120
Equities
Finance	$20,934	$992	$—	$—	$—	$21,926	$992
Technology	9,800	1,611	—	(450)	—	10,961	1,611
Mutual funds and exchange traded funds	153	51,476	507,250	(143)	—	558,736	51,486
Equities	$30,887	$54,079	$507,250	$(593)	$—	$591,623	$54,089
Other invested assets
Derivatives, net	$8,805	$5,977	$1,793	$(5,354)	$—	$11,221	$3,231
Corporate loans	—	(709)	206,700	(660)	—	205,331	(695)
Notes and loan receivables and notes securitization	141,693	2,744	2,040	(37,914)	—	108,563	6,977
Private equities	305,729	29,942	17,572	(21,311)	—	331,932	27,533
Other invested assets	$456,227	$37,954	$228,105	$(65,239)	$—	$657,047	$37,046
Funds held–directly managed	$4,540	$(516)	$495	$(2,452)	$—	$2,067	$(629)
Total	$714,832	$100,621	$737,210	$(152,382)	$—	$1,400,281	$97,626

(1)	Purchases and issuances of derivatives include issuances of $2 million.

(2)	Settlements and sales of equities include sales of $1 million.

For the year ended December 31, 2016	Balance at beginning of year	Realized and unrealized investment (losses) gains included in net income	Purchases and issuances (1)	Settlements and sales (2)	Net transfers into (out of) Level 3	Balance at end of year	Change in unrealized investment (losses) gains relating to assets held at end of year
Fixed maturities
U.S. states, territories and municipalities	$138,847	$(14,240)	$—	$(780)	$—	$123,827	$(14,240)
Asset-backed securities	369,699	21	191,048	(461,417)	—	99,351	(4,628)
Fixed maturities	$508,546	$(14,219)	$191,048	$(462,197)	$—	$223,178	$(18,868)
Equities
Finance	$22,760	$3,438	$—	$(5,264)	$—	$20,934	$3,211
Technology	8,207	1,143	450	—	—	9,800	1,143
Communications	1,985	209	—	(2,194)	—	—	55
Mutual funds and exchange traded funds	4,604	(242)	—	(4,209)	—	153	14
Equities	$37,556	$4,548	$450	$(11,667)	$—	$30,887	$4,423
Other invested assets
Derivatives, net	$5,351	$(3,314)	$2,256	$4,512	$—	$8,805	$(1,772)
Notes and loan receivables and notes securitization	125,922	2,599	71,828	(58,656)	—	141,693	2,278
Annuities and residuals	8,436	262	—	(8,698)	—	—	—
Private equities	71,298	6,764	236,022	(8,355)	—	305,729	2,827
Other invested assets	$211,007	$6,311	$310,106	$(71,197)	$—	$456,227	$3,333
Funds held–directly managed	$10,146	$1,698	$1,011	$(8,315)	$—	$4,540	$1,678
Total	$767,255	$(1,662)	$502,615	$(553,376)	$—	$714,832	$(9,434)

(1)	There were no issuances included in the purchases and issuances amounts above.

(2)	Settlements and sales of fixed maturities, equities, other invested assets and funds held–directly managed include sales of $276 million, $12 million, $43 million and $8 million, respectively.

Summary of significant unobservable inputs used in the valuation of financial instruments
The significant unobservable inputs used in the valuation of financial instruments measured at fair value using Level 3 inputs at December 31, 2017 and 2016 were as follows (fair value in thousands of U.S. dollars):

December 31, 2017	Fair value	Valuation techniques	Unobservable inputs	Range (Weighted average)
Fixed maturities
U.S. states, territories and municipalities	$128,806	Discounted cash flow	Credit spreads	0.2% – 10.2% (4.7%)
Asset-backed securities	20,738	Discounted cash flow	Credit spreads	4.7% (4.7%)
Equities
Finance	21,926	Weighted market comparables	Net income multiple	16.7 (16.7)
			Tangible book value multiple	2.0 (2.0)
			Liquidity discount	25.0% (25.0%)
			Comparable return	4.1% (4.1%)
Technology	10,961	Reported market value	Tangible book value multiple	100.0% (100.0%)
Other invested assets
Total return swaps, net	(764)	Discounted cash flow	Credit spreads	2.4% – 30.8% (18.5%)
Insurance-linked securities – longevity swaps	11,962	Discounted cash flow	Credit spreads	1.7% (1.7%)
Notes and loan receivables	102,907	Discounted cash flow	Credit spreads	3.9% – 39.3% (6.1%)
Notes and loan receivables	4,265	Discounted cash flow	Credit spreads	17.5% (17.5%)
			Gross revenue/fair value	1.1 (1.1)
Notes securitization	1,391	Discounted cash flow	Credit spreads	1.5% (1.5%)
Private equity – direct	3,011	Discounted cash flow and market multiples	Tangible book value multiple	0.8 (0.8)
			Recoverability of intangible assets	0% (0%)
Private equity funds	12,559	Reported market value	Net asset value, as reported	100.0% (100.0%)
			Market adjustments	-0.7% (-0.7%)
Private equity – other	24,241	Discounted cash flow	Effective yield	3.8% (3.8%)
Funds held–directly managed
Other invested assets	2,067	Reported market value	Net asset value, as reported	100.0% (100.0%)
			Market adjustments	0% (0%)

December 31, 2016	Fair value	Valuation techniques	Unobservable inputs	Range (Weighted average)
Fixed maturities
U.S. states, territories and municipalities	$123,827	Discounted cash flow	Credit spreads	1.5% – 10.5% (6.3%)
Asset-backed securities	99,351	Discounted cash flow	Credit spreads	4.1% – 18.5% (14.9%)
Equities
Finance	20,934	Weighted market comparables	Net income multiple	20.3 (20.3)
			Tangible book value multiple	1.9 (1.9)
			Liquidity discount	25.0% (25.0%)
			Comparable return	36.9% (36.9%)

Technology	9,800	Reported market value	Tangible book value multiple	100.0% (100.0%)
Other invested assets
Total return swaps, net	(1,228)	Discounted cash flow	Credit spreads	2.9% – 29.4% (19.3%)
Insurance-linked securities – longevity swaps	9,218	Discounted cash flow	Credit spreads	2.6% (2.6%)
Notes and loan receivables	131,176	Discounted cash flow	Credit spreads	4.2% – 24.4% (5.2%)
Notes and loan receivables	8,953	Discounted cash flow	Credit spreads	17.5% (17.5%)
			Gross revenue/fair value	1.2 (1.2)
Notes securitization	1,564	Discounted cash flow	Credit spreads	3.3% (3.3%)
Private equity – direct	5,019	Discounted cash flow and weighted market comparables	Net income multiple	8.6 (8.6)
			Tangible book value multiple	2.0 (2.0)
			Recoverability of intangible assets	0% (0%)
Private equity funds	11,064	Reported market value	Net asset value, as reported	100.0% (100.0%)
			Market adjustments	-0.7% (-0.7%)
Private equity – other	29,949	Discounted cash flow	Effective yield	5.8% (5.8%)
Funds held–directly managed
Other invested assets	4,540	Reported market value	Net asset value, as reported	100.0% (100.0%)
			Market adjustments	0% (0%)

Change in fair value of financial instruments subject to fair value option
Changes in the fair value of the Company’s financial instruments subject to the fair value option during the years ended December 31, 2017, 2016 and 2015 were as follows (in thousands of U.S. dollars):

	2017	2016	2015
Fixed maturities and short-term investments	$124,033	$(90,334)	$(276,776)
Equities	60,460	(14,850)	(187,561)
Other invested assets	28,144	11,066	(1,835)
Funds held–directly managed	(5,612)	(721)	(6,323)
Total	$207,025	$(94,839)	$(472,495)